Distribution Date:	10/18/21	UBS Commercial Mortgage Trust 2017-C1
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.

Certificate Factor Detail	3		General Information	(212) 713-2000

Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202

Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC

Current Mortgage Loan and Property Stratification	8		Brian Hanson	(202) 715-9500

Mortgage Loan Detail (Part 1)	9-11		900 19th Street,NW, 8th Floor | Washington, DC 20006

Mortgage Loan Detail (Part 2)	12-14	Save Mart Portfolio Special	AEGON USA Realty Advisors, LLC
		Servicer
Principal Prepayment Detail	15
			Greg Dryden	(319) 355-8734	gdryden@aegonusa.com

Historical Detail	16		4333 Edgewood Road, NE, | Cedar Rapids, IA 52499

Delinquency Loan Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC

Collateral Stratification and Historical Detail	18	Representations Reviewer
			Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	19
			375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	20-21
		Certificate Administrator	Wells Fargo Bank, N.A.

Modified Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	24
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	25
			General Contact	(302) 636-4140
Supplemental Notes	26
			1100 North Market St., | Wilmington, DE 19890

		Directing Certificateholder	NRFC Income Opportunity Securities Holdings, LLC

			-

			, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276EAA5	1.887000%	40,505,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276EAB3	2.982000%	46,665,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276EAC1	3.256000%	52,548,000.00	52,548,000.00	0.00	142,580.24	0.00	0.00	142,580.24	52,548,000.00	35.22%	30.00%
A-3	90276EAD9	3.196000%	235,000,000.00	173,802,395.25	898,021.74	462,893.71	0.00	0.00	1,360,915.45	172,904,373.51	35.22%	30.00%
A-4	90276EAE7	3.460000%	296,571,000.00	296,571,000.00	0.00	855,113.05	0.00	0.00	855,113.05	296,571,000.00	35.22%	30.00%
A-S	90276EAH0	3.724000%	95,899,000.00	95,899,000.00	0.00	297,606.56	0.00	0.00	297,606.56	95,899,000.00	23.32%	20.00%
B	90276EAJ6	4.036000%	45,551,000.00	45,551,000.00	0.00	153,203.20	0.00	0.00	153,203.20	45,551,000.00	17.67%	15.25%
C	90276EAK3	4.440000%	33,565,000.00	33,565,000.00	0.00	124,190.50	0.00	0.00	124,190.50	33,565,000.00	13.50%	11.75%
D	90276EAN7	4.879898%	10,069,000.00	10,069,000.00	0.00	40,946.41	0.00	0.00	40,946.41	10,069,000.00	12.25%	10.70%
D-RR	90276EAR8	4.879898%	40,278,000.00	40,278,000.00	0.00	163,793.77	0.00	0.00	163,793.77	40,278,000.00	7.26%	6.50%
E-RR	90276EAT4	4.879898%	19,179,000.00	19,179,000.00	0.00	77,992.97	0.00	0.00	77,992.97	19,179,000.00	4.88%	4.50%
F-RR	90276EAV9	4.879898%	9,590,000.00	9,590,000.00	0.00	38,998.52	0.00	0.00	38,998.52	9,590,000.00	3.69%	3.50%
NR-RR*	90276EAX5	4.879898%	33,565,038.00	29,697,509.75	0.00	77,716.54	0.00	0.00	77,716.54	29,697,509.75	0.00%	0.00%
R	90276EAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			958,985,038.00	806,749,905.00	898,021.74	2,435,035.47	0.00	0.00	3,333,057.21	805,851,883.26

Notional Certificates
X-A	90276EAF4	1.528143%	671,289,000.00	522,921,395.25	0.00	665,915.53	0.00	0.00	665,915.53	522,023,373.51
X-B	90276EAG2	0.937377%	175,015,000.00	175,015,000.00	0.00	136,712.52	0.00	0.00	136,712.52	175,015,000.00
Notional SubTotal			846,304,000.00	697,936,395.25	0.00	802,628.05	0.00	0.00	802,628.05	697,038,373.51

Deal Distribution Total					898,021.74	3,237,663.52	0.00	0.00	4,135,685.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276EAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276EAC1	1,000.00000000	0.00000000	2.71333333	0.00000000	0.00000000	0.00000000	0.00000000	2.71333333	1,000.00000000
A-3	90276EAD9	739.58466064	3.82136911	1.96976047	0.00000000	0.00000000	0.00000000	0.00000000	5.79112957	735.76329153
A-4	90276EAE7	1,000.00000000	0.00000000	2.88333333	0.00000000	0.00000000	0.00000000	0.00000000	2.88333333	1,000.00000000
A-S	90276EAH0	1,000.00000000	0.00000000	3.10333330	0.00000000	0.00000000	0.00000000	0.00000000	3.10333330	1,000.00000000
B	90276EAJ6	1,000.00000000	0.00000000	3.36333341	0.00000000	0.00000000	0.00000000	0.00000000	3.36333341	1,000.00000000
C	90276EAK3	1,000.00000000	0.00000000	3.70000000	0.00000000	0.00000000	0.00000000	0.00000000	3.70000000	1,000.00000000
D	90276EAN7	1,000.00000000	0.00000000	4.06658159	0.00000000	0.00000000	0.00000000	0.00000000	4.06658159	1,000.00000000
D-RR	90276EAR8	1,000.00000000	0.00000000	4.06658151	0.00000000	0.00000000	0.00000000	0.00000000	4.06658151	1,000.00000000
E-RR	90276EAT4	1,000.00000000	0.00000000	4.06658168	0.00000000	0.00000000	0.00000000	0.00000000	4.06658168	1,000.00000000
F-RR	90276EAV9	1,000.00000000	0.00000000	4.06658186	0.00000000	0.00000000	0.00000000	0.00000000	4.06658186	1,000.00000000
NR-RR	90276EAX5	884.77509693	0.00000000	2.31540152	1.28260871	42.50413689	0.00000000	0.00000000	2.31540152	884.77509693
R	90276EAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276EAF4	778.98102792	0.00000000	0.99199530	0.00000000	0.00000000	0.00000000	0.00000000	0.99199530	777.64327065
X-B	90276EAG2	1,000.00000000	0.00000000	0.78114744	0.00000000	0.00000000	0.00000000	0.00000000	0.78114744	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	142,580.24	0.00	142,580.24	0.00	0.00	0.00	142,580.24	0.00
A-3	09/01/21 - 09/30/21	30	0.00	462,893.71	0.00	462,893.71	0.00	0.00	0.00	462,893.71	0.00
A-4	09/01/21 - 09/30/21	30	0.00	855,113.05	0.00	855,113.05	0.00	0.00	0.00	855,113.05	0.00
X-A	09/01/21 - 09/30/21	30	0.00	665,915.53	0.00	665,915.53	0.00	0.00	0.00	665,915.53	0.00
X-B	09/01/21 - 09/30/21	30	0.00	136,712.52	0.00	136,712.52	0.00	0.00	0.00	136,712.52	0.00
A-S	09/01/21 - 09/30/21	30	0.00	297,606.56	0.00	297,606.56	0.00	0.00	0.00	297,606.56	0.00
B	09/01/21 - 09/30/21	30	0.00	153,203.20	0.00	153,203.20	0.00	0.00	0.00	153,203.20	0.00
C	09/01/21 - 09/30/21	30	0.00	124,190.50	0.00	124,190.50	0.00	0.00	0.00	124,190.50	0.00
D	09/01/21 - 09/30/21	30	0.00	40,946.41	0.00	40,946.41	0.00	0.00	0.00	40,946.41	0.00
D-RR	09/01/21 - 09/30/21	30	0.00	163,793.77	0.00	163,793.77	0.00	0.00	0.00	163,793.77	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	77,992.97	0.00	77,992.97	0.00	0.00	0.00	77,992.97	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	38,998.52	0.00	38,998.52	0.00	0.00	0.00	38,998.52	0.00
NR-RR	09/01/21 - 09/30/21	30	1,377,998.42	120,767.35	0.00	120,767.35	43,050.81	0.00	0.00	77,716.54	1,426,652.97
Totals			1,377,998.42	3,280,714.33	0.00	3,280,714.33	43,050.81	0.00	0.00	3,237,663.52	1,426,652.97

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

Additional Information
Total Available Distribution Amount (1)	4,135,685.26
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,292,213.84	Master Servicing Fee	5,136.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,416.04
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	336.15
ARD Interest	0.00	Operating Advisor Fee	1,058.22
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	262.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,292,213.84	Total Fees	11,499.54

Principal		Expenses/Reimbursements
Scheduled Principal	898,021.74	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	70,338.41
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(27,287.60)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	898,021.74	Total Expenses/Reimbursements	43,050.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,237,663.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	898,021.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,135,685.26
Total Funds Collected	4,190,235.58	Total Funds Distributed	4,190,235.61

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	806,749,905.00	806,749,905.00	Beginning Certificate Balance	806,749,905.00
(-) Scheduled Principal Collections	898,021.74	898,021.74	(-) Principal Distributions	898,021.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	805,851,883.26	805,851,883.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	809,011,569.21	809,011,569.21	Ending Certificate Balance	805,851,883.26
Ending Actual Collateral Balance	808,210,904.94	808,210,904.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	38,698,057.20	4.80%	66	5.2982	NAP	Defeased	6	38,698,057.20	4.80%	66	5.2982	NAP
5,000,000 or less	14	47,231,849.41	5.86%	65	5.2822	1.615463	1.30 or less	23	278,619,344.29	34.57%	66	4.8865	0.454361
5,000,001 to 10,000,000	17	126,105,405.55	15.65%	66	4.9458	1.496126	1.31 to 1.40	4	37,233,408.04	4.62%	49	4.7828	1.375393
10,000,001 to 15,000,000	9	107,394,672.23	13.33%	60	4.8544	1.348719	1.41 to 1.50	3	18,764,533.66	2.33%	66	5.0834	1.477686
15,000,001 to 20,000,000	9	157,819,672.84	19.58%	66	4.9703	1.409041	1.51 to 1.60	5	54,033,355.79	6.71%	66	5.3366	1.559735
20,000,001 to 25,000,000	3	60,833,249.31	7.55%	66	4.9887	1.053600	1.61 to 1.70	5	106,560,085.62	13.22%	66	4.7561	1.678443
25,000,001 to 30,000,000	3	84,011,421.44	10.43%	67	4.8506	0.792460	1.71 to 1.80	3	54,427,188.25	6.75%	64	4.5984	1.784268
30,000,001 to 35,000,000	3	101,507,976.44	12.60%	67	4.6573	1.651460	1.81 to 1.90	2	26,015,552.40	3.23%	65	5.4213	1.820359
35,000,001 to 40,000,000	1	40,000,000.00	4.96%	63	4.5498	1.782200	1.91 to 2.00	4	68,692,207.64	8.52%	67	4.8974	1.969775
40,000,001 to 45,000,000	1	42,249,578.84	5.24%	66	4.6500	1.691900	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.11 or greater	11	122,808,150.37	15.24%	67	4.7497	2.644962
Totals	66	805,851,883.26	100.00%	65	4.8969	1.401342	Totals	66	805,851,883.26	100.00%	65	4.8969	1.401342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	38,698,057.20	4.80%	66	5.2982	NAP	Totals	88	805,851,883.26	100.00%	65	4.8969	1.401342
Alaska	2	18,613,567.53	2.31%	65	5.4241	1.017475
									Property Type³
Arizona	1	7,187,732.84	0.89%	67	5.4265	1.527600
California	10	181,678,631.74	22.54%	66	4.7180	1.902658		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	4,000,000.00	0.50%	64	4.8300	2.837100		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	1	18,000,000.00	2.23%	66	5.0600	1.977400	Defeased	9	38,698,057.20	4.80%	66	5.2982	NAP
Florida	2	39,854,376.52	4.95%	66	4.8067	2.273241	Industrial	4	72,437,311.68	8.99%	67	4.7029	2.001370
Georgia	5	55,205,410.23	6.85%	67	4.9848	0.742349	Lodging	14	153,384,744.34	19.03%	66	5.2937	0.239433
Illinois	2	6,989,265.78	0.87%	67	4.9500	1.609900	Mixed Use	6	40,921,663.39	5.08%	49	4.7858	1.657832
Louisiana	1	9,254,748.89	1.15%	67	4.4480	1.499100	Mobile Home Park	2	4,261,822.11	0.53%	67	4.7800	2.130500
Maryland	1	18,600,370.65	2.31%	67	4.8000	1.623500	Multi-Family	19	120,789,616.59	14.99%	66	4.9005	1.268962
Massachusetts	1	5,524,376.15	0.69%	64	5.0500	(0.003300)	Office	10	182,700,024.46	22.67%	65	4.5027	1.642743
Michigan	3	27,178,330.11	3.37%	67	5.3670	2.323415	Retail	20	186,462,755.49	23.14%	66	4.9740	1.822307
Mississippi	1	1,786,260.65	0.22%	62	6.1900	1.250100	Self Storage	4	6,195,888.61	0.77%	67	4.8788	1.947345
Missouri	2	67,349,578.84	8.36%	66	4.9444	1.636370	Totals	88	805,851,883.26	100.00%	65	4.8969	1.401342
Nevada	2	16,225,715.48	2.01%	66	5.0508	1.615066
New Jersey	1	20,014,970.53	2.48%	65	5.7100	(0.977500)
New York	4	75,414,572.73	9.36%	66	4.4317	0.985529
North Carolina	2	24,238,354.17	3.01%	40	5.0327	(0.379477)
Ohio	1	5,171,813.01	0.64%	67	5.6540	1.247900
Pennsylvania	12	26,121,049.17	3.24%	66	4.9338	1.028352
Texas	18	89,667,731.36	11.13%	66	4.9630	0.895964
Utah	3	32,366,599.27	4.02%	66	4.6104	2.186820
Virginia	2	12,197,387.70	1.51%	61	4.5640	1.598429
Wisconsin	1	4,512,983.32	0.56%	64	5.2100	0.704800

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,698,057.20	4.80%	66	5.2982	NAP	Defeased	6	38,698,057.20	4.80%	66	5.2982	NAP
	4.500% or less	7	114,163,882.98	14.17%	66	4.3066	1.436746	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	25	416,655,975.29	51.70%	65	4.7549	1.556073	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	18	162,980,013.08	20.22%	66	5.2004	1.214043	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	8	69,222,218.08	8.59%	64	5.7108	0.843925	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	2	4,131,736.63	0.51%	64	6.1616	1.116129	49 months or greater	60	767,153,826.06	95.20%	65	4.8766	1.399024
	Totals	66	805,851,883.26	100.00%	65	4.8969	1.401342	Totals	66	805,851,883.26	100.00%	65	4.8969	1.401342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,698,057.20	4.80%	66	5.2982	NAP	Defeased	6	38,698,057.20	4.80%	66	5.2982	NAP
	58 months or less	2	14,202,884.50	1.76%	18	5.1256	1.893582	Interest Only	9	193,700,000.00	24.04%	67	4.6793	1.801093
59 months to 115 months		58	752,950,941.56	93.44%	66	4.8719	1.389695	58 months or less	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	59 months to 115 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	805,851,883.26	100.00%	65	4.8969	1.401342	116 months or greater	51	573,453,826.06	71.16%	65	4.9433	1.263214
								Totals	66	805,851,883.26	100.00%	65	4.8969	1.401342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	38,698,057.20	4.80%	66	5.2982	NAP				None
Underwriter's Information		3	29,442,740.65	3.65%	65	5.2415	1.800200
	12 months or less	55	726,836,502.00	90.19%	65	4.8479	1.383258
	13 to 24 months	1	5,171,813.01	0.64%	67	5.6540	1.247900
	25 months or greater	1	5,702,770.40	0.71%	64	5.9500	1.474300
	Totals	66	805,851,883.26	100.00%	65	4.8969	1.401342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	303161140	IN	Wentzville	MO	Actual/360	4.650%	163,992.78	71,137.60	0.00	N/A	04/01/27	--	42,320,716.44	42,249,578.84	10/01/21
3	307880003	OF	Sunnyvale	CA	Actual/360	4.550%	151,659.90	0.00	0.00	N/A	01/06/27	--	40,000,000.00	40,000,000.00	10/06/21
4	307880004	MF	Berkeley	CA	Actual/360	4.924%	143,629.21	0.00	0.00	N/A	05/06/27	--	35,000,000.00	35,000,000.00	09/06/21
6	307880006	MF	Various	Various	Actual/360	4.950%	138,391.54	41,488.95	0.00	N/A	05/06/27	--	33,549,465.39	33,507,976.44	10/06/21
7	307880007	OF	New York	NY	Actual/360	4.077%	112,109.25	0.00	0.00	N/A	04/05/27	--	33,000,000.00	33,000,000.00	10/05/21
8	300571700	LO	Austin	TX	Actual/360	4.900%	118,243.95	46,281.33	0.00	N/A	06/06/27	--	28,957,702.77	28,911,421.44	10/06/21
9	310939736	OF	New York	NY	Actual/360	4.310%	107,750.00	0.00	0.00	N/A	04/06/27	--	30,000,000.00	30,000,000.00	10/06/21
10	307870021	OF	St. Petersburg	FL	Actual/360	4.733%	56,986.48	21,107.00	0.00	N/A	04/06/27	--	14,448,295.26	14,427,188.26	10/06/21
10A	307870121				Actual/360	4.733%	37,990.99	14,071.33	0.00	N/A	04/06/27	--	9,632,196.81	9,618,125.48	10/06/21
10B	307870221				Actual/360	4.733%	18,995.49	7,035.67	0.00	N/A	04/06/27	--	4,816,098.44	4,809,062.77	10/06/21
12	300571682	RT	Columbia	MO	Actual/360	5.440%	113,786.67	0.00	0.00	N/A	04/06/27	--	25,100,000.00	25,100,000.00	10/06/21
13	310938823	MF	Indiana	PA	Actual/360	4.650%	79,253.30	34,186.80	0.00	N/A	05/11/27	--	20,452,465.58	20,418,278.78	06/11/20
14	307880014	LO	Woodcliff Lake	NJ	Actual/360	5.710%	95,439.81	42,432.31	0.00	N/A	03/01/27	--	20,057,402.84	20,014,970.53	06/01/20
15	307880015	RT	Petaluma	CA	Actual/360	4.620%	78,540.00	0.00	0.00	N/A	05/05/27	--	20,400,000.00	20,400,000.00	10/05/21
16	600937978	LO	Savannah	GA	Actual/360	4.790%	77,040.75	27,771.46	0.00	N/A	05/11/27	--	19,300,395.58	19,272,624.12	10/11/21
17	307880017	RT	Camp Springs	MD	Actual/360	4.800%	74,523.12	30,409.95	0.00	N/A	05/06/27	--	18,630,780.60	18,600,370.65	10/06/21
18	303161136	OF	Salt Lake City	UT	Actual/360	4.676%	72,244.82	31,194.43	0.00	N/A	03/01/27	--	18,540,158.70	18,508,964.27	10/01/21
19	300571717	LO	Various	Various	Actual/360	5.730%	15,241.10	6,735.34	0.00	N/A	03/06/27	--	3,191,852.64	3,185,117.30	10/06/21
19A	300571718				Actual/360	5.730%	71,850.88	31,752.35	0.00	N/A	03/06/27	--	15,047,304.75	15,015,552.40	10/06/21
20	610939055	RT	Auburn	CA	Actual/360	4.510%	70,571.80	26,825.89	0.00	N/A	04/11/27	--	18,777,419.63	18,750,593.74	10/11/21
21	307880021	RT	Milford	DE	Actual/360	5.060%	75,900.00	0.00	0.00	N/A	04/01/27	--	18,000,000.00	18,000,000.00	10/01/21
22	307880022	Various Various		TX	Actual/360	5.110%	72,742.07	25,099.52	0.00	N/A	03/01/27	--	17,082,286.09	17,057,186.57	10/01/21
23	307880023	RT	Roseville	MI	Actual/360	5.274%	74,247.20	25,417.20	0.00	N/A	06/06/27	--	16,893,561.74	16,868,144.54	10/06/21
24	307880024	MF	Lubbock	TX	Actual/360	4.983%	65,492.51	25,590.62	0.00	N/A	01/05/27	--	15,771,827.17	15,746,236.55	03/05/19
25	310941296	LO	Greensboro	NC	Actual/360	5.160%	58,590.50	30,501.97	0.00	N/A	05/11/27	--	13,625,698.13	13,595,196.16	10/11/21
26	307880026	IN	San Diego	CA	Actual/360	4.450%	50,062.50	0.00	0.00	N/A	06/01/27	--	13,500,000.00	13,500,000.00	10/01/21
27	303161141	OF	Taylorsville	UT	Actual/360	4.450%	45,625.19	21,117.55	0.00	N/A	06/01/27	--	12,303,422.25	12,282,304.70	10/01/21
28	307880028	RT	Smyrna	GA	Actual/360	5.170%	48,542.88	16,307.32	0.00	N/A	04/05/27	--	11,267,206.28	11,250,898.96	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	410937748	MU	Asheville	NC	Actual/360	4.870%	43,263.72	17,306.45	0.00	N/A	04/11/22	--	10,660,464.46	10,643,158.01	10/11/21
30	307880030	MU	Alexandria	VA	Actual/360	4.440%	39,383.53	17,369.14	0.00	N/A	10/01/26	--	10,644,198.53	10,626,829.39	10/01/21
31	300571692	RT	Brooksville	FL	Actual/360	5.000%	45,833.33	0.00	0.00	N/A	04/06/27	--	11,000,000.00	11,000,000.00	10/06/21
32	300571678	LO	Oneonta	NY	Actual/360	5.560%	46,721.69	14,720.92	0.00	N/A	03/06/27	--	10,083,817.67	10,069,096.75	10/06/21
33	307880033	RT	Metairie	LA	Actual/360	4.448%	34,363.56	15,996.47	0.00	N/A	05/06/27	--	9,270,745.36	9,254,748.89	10/06/21
34	300571685	MH	Louisville	KY	Actual/360	5.400%	40,704.16	13,483.56	0.00	N/A	04/06/27	--	9,045,369.10	9,031,885.54	10/06/21
35	307880035	IN	McDonough	GA	Actual/360	4.750%	37,604.17	0.00	0.00	N/A	05/06/27	--	9,500,000.00	9,500,000.00	10/06/21
36	303161145	LO	Sacramento	CA	Actual/360	5.020%	35,343.25	19,132.05	0.00	N/A	06/05/27	--	8,448,585.94	8,429,453.89	10/05/21
37	303161144	LO	Sacramento	CA	Actual/360	5.020%	35,343.25	19,132.05	0.00	N/A	06/05/27	--	8,448,585.94	8,429,453.89	10/05/21
38	307880038	MU	San Diego	CA	Actual/360	4.686%	35,927.53	0.00	0.00	N/A	05/06/27	--	9,200,000.00	9,200,000.00	10/06/21
39	300571684	MH	Middletown	OH	Actual/360	5.500%	38,176.26	12,215.01	0.00	N/A	04/06/27	--	8,329,366.04	8,317,151.03	10/06/21
40	410938673	OF	Anchorage	AK	Actual/360	5.040%	34,718.52	13,128.11	0.00	N/A	03/11/27	--	8,266,314.08	8,253,185.97	10/11/21
41	300571693	MH	Various	Various	Actual/360	5.140%	34,597.90	10,943.86	0.00	N/A	05/06/27	--	8,077,330.67	8,066,386.81	10/06/21
42	307880042	IN	Yuma	AZ	Actual/360	5.426%	32,574.04	15,592.72	0.00	N/A	05/06/27	--	7,203,325.56	7,187,732.84	10/06/21
43	303161133	RT	Waxahachie	TX	Actual/360	4.565%	26,703.73	12,098.43	0.00	N/A	02/01/27	--	7,019,600.44	7,007,502.01	10/01/21
44	307880044	MF	Columbus	GA	Actual/360	4.720%	28,916.57	10,071.47	0.00	N/A	05/01/27	--	7,351,669.87	7,341,598.40	08/01/18
45	300571698	MF	Urbana	IL	Actual/360	4.950%	28,876.74	11,156.01	0.00	N/A	05/06/27	--	7,000,421.79	6,989,265.78	10/06/21
46	300571686	MH	Elsmere	KY	Actual/360	5.400%	31,635.36	10,479.45	0.00	N/A	04/06/27	--	7,030,079.54	7,019,600.09	10/06/21
47	307880047	OF	Rancho Cucamonga	CA	Actual/360	4.600%	24,928.80	10,956.31	0.00	N/A	05/06/27	--	6,503,163.95	6,492,207.64	10/06/21
48	307880048	LO	Monroe	MI	Actual/360	5.630%	30,555.16	9,474.90	0.00	N/A	02/05/27	--	6,512,646.10	6,503,171.20	10/05/21
49	307880049	LO	Harrisburg	PA	Actual/360	5.950%	28,315.32	7,882.50	0.00	N/A	02/05/27	--	5,710,652.90	5,702,770.40	04/05/20
50	307880050	LO	Milford	MA	Actual/360	5.050%	23,285.61	8,837.34	0.00	N/A	02/01/27	--	5,533,213.49	5,524,376.15	08/01/20
51	307880051	Various Various		TX	Actual/360	4.500%	20,625.00	0.00	0.00	N/A	06/01/27	--	5,500,000.00	5,500,000.00	10/01/21
52	307880052	LO	Middleburg Heights	OH	Actual/360	5.654%	24,402.53	7,359.35	0.00	N/A	05/05/27	--	5,179,172.36	5,171,813.01	03/05/20
53	410938328	OF	Milwaukee	WI	Actual/360	5.210%	19,624.42	7,037.43	0.00	N/A	02/11/27	--	4,520,020.75	4,512,983.32	10/11/21
54	300571697	MH	Various	TX	Actual/360	4.780%	17,002.36	6,553.21	0.00	N/A	05/06/27	--	4,268,375.32	4,261,822.11	10/06/21
55	303161129	MU	North Las Vegas	NV	Actual/360	5.340%	18,694.75	6,405.86	0.00	N/A	02/01/27	--	4,201,067.48	4,194,661.62	10/01/21
56	610939272	SS	Indio	CA	Actual/360	4.780%	16,536.08	6,836.28	0.00	N/A	04/11/27	--	4,151,318.10	4,144,481.82	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
57	300571689	RT	Fort Worth	TX	Actual/360	5.120%	16,999.63	5,447.77	0.00	N/A	04/06/27	--	3,984,289.29	3,978,841.52	10/06/21
59	307880059	MU	Royal Oak	MI	Actual/360	5.330%	16,934.87	5,714.05	0.00	N/A	05/06/27	--	3,812,728.42	3,807,014.37	10/06/21
60	303161130	RT	Denver	CO	Actual/360	4.830%	16,100.00	0.00	0.00	N/A	02/01/27	--	4,000,000.00	4,000,000.00	10/01/21
61	307880061	LO	Round Rock	TX	Actual/360	5.890%	17,511.09	7,897.04	0.00	N/A	05/01/26	--	3,567,623.53	3,559,726.49	10/01/21
62	307880062	RT	Dallas	TX	Actual/360	5.290%	16,092.77	5,539.90	0.00	N/A	04/01/27	--	3,650,534.57	3,644,994.67	10/01/21
63	307880063	RT	DeWitt	NY	Actual/360	6.140%	12,014.74	2,682.49	0.00	N/A	04/05/27	--	2,348,158.47	2,345,475.98	10/05/21
64	307880064	SS	Belle Chasse	LA	Actual/360	5.350%	9,459.43	3,188.64	0.00	N/A	04/06/27	--	2,121,740.55	2,118,551.91	10/06/21
65	333100004	MF	Vicksburg	MS	Actual/360	6.190%	9,226.50	2,398.08	0.00	N/A	12/05/26	--	1,788,658.73	1,786,260.65	10/05/21
66	600939293	SS	West Valley City	UT	Actual/360	5.090%	6,692.52	2,472.95	0.00	N/A	04/11/27	--	1,577,803.25	1,575,330.30	10/11/21
67	307880067	SS	Christiansburg	VA	Actual/360	5.403%	7,080.26	2,047.35	0.00	N/A	04/06/27	--	1,572,605.66	1,570,558.31	10/06/21
Totals							3,292,213.84	898,021.74	0.00				806,749,905.00	805,851,883.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	4,944,056.83	2,540,859.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,173,499.00	7,636,413.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,126,925.96	1,720,322.33	01/01/21	06/30/21	--	0.00	0.00	143,483.38	143,483.38	0.00	0.00
6	3,112,551.64	737,577.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,235,269.33	6,888,804.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	452,784.06	909,116.77	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,278,945.11	2,321,788.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	7,378,512.44	1,837,725.22	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,302,207.86	1,139,224.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,247,792.20	0.00	--	--	02/11/21	5,178,375.29	162,361.48	93,143.56	1,579,353.09	0.00	0.00
14	(1,308,495.00)	(808,652.41)	01/01/21	06/30/21	10/12/21	2,394,965.27	38,042.60	126,239.02	2,176,271.29	391,178.14	0.00
15	2,099,360.58	1,585,932.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(223,369.20)	0.00	--	--	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00
17	1,287,815.45	1,072,004.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,658,804.87	1,502,893.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,395,917.85	5,818,037.67	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,374,291.84	416,135.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,294,771.48	983,725.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,343,624.00	1,338,601.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,960,852.27	1,440,054.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	598,134.76	337,200.30	01/01/21	06/30/21	02/11/21	5,977,522.64	528,675.71	66,092.12	2,324,619.82	204,732.24	0.00
25	(1,496,674.91)	(5,306,055.77)	05/01/20	04/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,614,327.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,862,990.25	915,301.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	628,098.14	380,004.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,110,018.00	563,880.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,234,122.20	616,620.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,212,156.37	531,573.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	392,288.75	982,062.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	960,602.55	499,562.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,536,124.73	384,019.94	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	507,713.24	751,270.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	398,837.20	599,244.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	457,999.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	989,339.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	955,073.00	477,508.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	725,091.29	306,799.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	(11,959.08)	31,193.96	01/01/21	06/30/21	03/11/20	2,053,684.73	220,898.91	30,828.22	1,085,455.39	133,863.60	0.00
45	834,626.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	882,241.00	452,580.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	924,141.38	804,098.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	725,370.00	10/01/18	09/30/19	11/12/20	1,219,518.59	73,305.96	30,085.78	602,385.08	0.00	0.00
50	(1,282.00)	0.00	--	--	02/11/21	0.00	0.00	32,054.80	449,390.72	65,261.67	0.00
51	565,890.37	318,612.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	551,455.00	0.00	--	--	--	0.00	0.00	31,698.09	603,054.35	26,179.80	0.00
53	436,528.07	141,146.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	572,494.08	461,245.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	422,130.44	219,960.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	348,738.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	413,043.57	207,445.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	551,254.75	314,202.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	555,142.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	360,430.35	180,215.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	213,391.51	98,791.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	229,616.12	50,433.76	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	95,945.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	156,729.59	68,108.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	95,813,831.06	46,302,049.06				16,824,066.52	1,023,284.66	553,624.98	8,964,013.12	821,215.45	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	7	79,920,043.82	1	5,171,813.01	3	28,790,605.35	0	0.00	0	0.00	0	0.00	4.896874%	4.848997%	65
09/17/21	0	0.00	0	0.00	7	80,056,404.21	1	5,179,172.36	3	28,834,149.94	0	0.00	0	0.00	1	24,558,775.70	4.897003%	4.849109%	66
08/17/21	0	0.00	0	0.00	8	108,643,071.55	1	5,185,686.57	3	28,873,431.47	0	0.00	0	0.00	1	34,000,000.00	4.899328%	4.844034%	67
07/16/21	0	0.00	0	0.00	8	108,802,727.06	1	5,192,169.22	3	28,912,541.51	0	0.00	0	0.00	0	0.00	4.873261%	4.819606%	66
06/17/21	0	0.00	0	0.00	8	108,977,101.94	1	5,199,433.10	3	28,955,570.69	0	0.00	0	0.00	0	0.00	4.873407%	4.819732%	67
05/17/21	0	0.00	0	0.00	9	128,538,018.93	1	5,205,849.15	3	28,994,321.97	0	0.00	0	0.00	0	0.00	4.873538%	4.819845%	68
04/16/21	0	0.00	0	0.00	9	128,738,227.64	1	5,746,697.18	2	23,290,308.26	0	0.00	0	0.00	0	0.00	4.873679%	4.819964%	69
03/17/21	0	0.00	0	0.00	9	128,919,515.54	1	5,753,416.73	2	23,321,984.32	0	0.00	0	0.00	0	0.00	4.873804%	4.820070%	70
02/18/21	1	7,308,440.76	0	0.00	9	129,154,324.02	1	5,762,944.92	2	23,363,025.83	0	0.00	0	0.00	0	0.00	4.873971%	4.820211%	71
01/15/21	0	0.00	1	28,730,024.49	8	100,603,768.63	0	0.00	2	23,394,395.84	0	0.00	0	0.00	0	0.00	4.874094%	4.820315%	72
12/17/20	1	28,764,795.29	0	0.00	8	100,747,682.54	0	0.00	2	23,425,633.79	0	0.00	0	0.00	1	50,000,000.00	4.874217%	4.820419%	73
11/18/20	0	0.00	1	5,616,542.56	7	95,288,650.18	0	0.00	2	23,459,919.66	0	0.00	0	0.00	0	0.00	4.849618%	4.799416%	74
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	307880004	09/06/21	0	B	143,483.38	143,483.38	0.00	35,000,000.00
13	310938823	06/11/20	15	6	93,143.56	1,579,353.09	52,067.35	20,899,252.66	09/16/20	5
14	307880014	06/01/20	15	6	126,239.02	2,176,271.29	863,753.44	20,648,551.90	07/21/20	2
24	307880024	03/05/19	30	6	66,092.12	2,324,619.82	1,265,340.57	16,460,684.58	05/15/19	7			10/01/19
44	307880044	08/01/18	37	6	30,828.22	1,085,455.39	1,634,360.77	7,500,000.00	08/06/18	7			01/03/19
49	307880049	04/05/20	17	6	30,085.78	602,385.08	191,756.42	5,831,563.10	07/21/20	7			04/15/21
50	307880050	08/01/20	13	6	32,054.80	449,390.72	106,341.10	5,640,222.81	11/23/20	1
52	307880052	03/05/20	18	6	31,698.09	603,054.35	535,636.96	5,298,790.14	06/02/20	2		04/21/21
Totals					553,624.98	8,964,013.12	4,649,256.61	117,279,065.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		10,643,158	10,643,158	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		14,186,556	14,186,556	0		0
> 60 Months		781,022,169	701,102,126	45,957,625		33,962,418

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	805,851,883	725,931,839	0	0	45,957,625	33,962,418
Sep-21	806,749,905	726,693,501	0	0	46,043,082	34,013,322
Aug-21	836,030,009	727,386,937	0	0	74,583,954	34,059,118
Jul-21	870,880,142	762,077,415	0	0	74,698,016	34,104,711
Jun-21	871,807,314	762,830,213	0	0	74,822,098	34,155,004
May-21	872,649,813	744,111,794	0	0	94,337,848	34,200,171
Apr-21	873,528,928	744,790,701	0	0	99,701,222	29,037,005
Mar-21	874,327,950	745,408,434	0	0	99,844,114	29,075,401
Feb-21	875,353,244	738,890,479	7,308,441	0	100,028,353	29,125,971
Jan-21	876,144,423	746,810,629	0	28,730,024	77,209,373	23,394,396
Dec-20	876,932,202	747,419,725	28,764,795	0	77,322,049	23,425,634
Nov-20	927,793,505	826,888,312	0	5,616,543	71,828,731	23,459,920
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	310938823	20,418,278.78	20,899,252.66	33,750,000.00	02/07/17	1,230,366.20	0.90380	12/31/20	05/11/27	306
14	307880014	20,014,970.53	20,648,551.90	22,700,000.00	07/30/21	(808,652.41)	(0.97750)	06/30/21	03/01/27	244
16	600937978	19,272,624.12	19,272,624.12	23,400,000.00	10/15/20	(223,369.20)	(0.17750)	12/31/20	05/11/27	307
24	307880024	15,746,236.55	16,460,684.58	14,460,000.00	10/14/20	(145,827.70)	(0.26680)	06/30/21	01/05/27	302
44	307880044	7,341,598.40	7,500,000.00	8,800,000.00	03/10/21	(7,134.04)	(0.03040)	06/30/21	05/01/27	307
49	307880049	5,702,770.40	5,831,563.10	6,500,000.00	07/01/21	640,415.00	1.47430	09/30/19	02/05/27	303
50	307880050	5,524,376.15	5,640,222.81	6,200,000.00	12/10/20	(1,282.00)	(0.00330)	12/31/20	02/01/27	303
52	307880052	5,171,813.01	5,298,790.14	6,400,000.00	06/01/21	475,662.00	1.24790	12/31/19	05/05/27	306
Totals		99,192,667.94	101,551,689.31	122,210,000.00		1,160,177.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
13	310938823	MF	PA	09/16/20	5

These student housing properties, built from 1970 - 2008 are located in Indiana, PA. on the campus of IUP. Inspections dated October 2020 indicate the properties are in good condition. However, it is important to note that the Inspector's access to the properties were limited due to COVID concerns, and the Lender suspects that there is some level of deferred maintenance based on the age of the properties and on prior inspection reports. As of September 1, 2021, the property was reported to be 70% occupied. The Borrower stated that a steady decline in student enrollment at Indiana University at PA ('IUP') has made the property unprofitable. The Borrower sent in a request for relief in February 2020, prior to the COVID breakout. The Lender has been pursuing its rights and remedies while exploring the possibility of a Note Sale. A Foreclosure Complaint was filed on 12/04/20. The Borrower requested a Discounted Payoff, but

	subsequently withdrew the offer. The Lender has elected to market the Note for sale in Q4 2021 via auction.

14	307880014	LO	NJ	07/21/20	2

COVID - The loan transferred to special servicing effective 7/21/2020 for imminent monetary default. The 338-room hotel in Woodcliff Lake, NJ was built in 1980 and renovated in 2016. The hotel was inspected on 9/16/2021 and found to be in good condition . As a result of the pandemic the hotel closed in early July 2020. Receiver appointed in November 2020. The hotel reopened on March 4, 2021. The special servicer is pursuing foreclosure. August 2021 indicates 29.4%

	occupancy, $148.02 ADR, and $43.47 R evPAR. The August 2021 RevPAR Index was 65.7. The performance of this recently reopened hotel continues to improve relative to the competitive set. et.

16	600937978	LO	GA	09/21/20	9
	COVID- The loan transferred to special servicing effective 9/21/2020 due to payment default.					The 147 room lodging property was built in 1996 (renovated in 2016) and is located in Savannah, GA. Inspection report was delivered on 10/19/2020 and overall rating on the property is good. Appraisal was ordered and approved on 11/23/2020. PNA was signed on 10/1/2020. The Borrower and SpecialServicer came to agreement on relief terms in late 2020. However, the Borrower failed to close on the modification terms; the SpecialServicer withdrew the relief and then negotiated a full reinstatement along with $500,000 of default interest. Borrower has sent in funds to reinstate the loan and signed reinstatement agreement.

Borrower has requested an assumption application, which has been provided, but SpecialServicer has not yet received a completed application in return. As of Aug 2021, Occ and ADR were 69% and $167, respectively.

24	307880024	MF	TX	05/15/19	7

The property foreclosed effective 10/1/2019. The subject property is a 350 unit multifamily apartment complex built in 1972, renovated in 2015 and located in Lubbock, TX. An inspection performed in November 2020 produced a rating of 'Good'

with some deferred maintenance noted. Planned capital upgrades include unit renovations on the garden style buildings to include new floors, countertops, appliances and cabinets. Occupancy as of September 2021 is 85.1%. Nine units are currently off line fo r renovations. Of the units that are available to lease, current occupancy is 87%. A total of 104 units have had their exteriors renovated. Of these 104 units, 95 units have had their interiors fully renovated and leased with $125-$150 rent premiu ms. Unit renovations are expected to turn at the rate of 10 per month for the remainder of 2021 and be complete by year end. According to CoStar, the overall Lubbock multifamily market totaled 22,411 units with an average asking rental rate of $817 /unit in Q2 2021. The Downtown Lubbock submarket totaled 6,812 units with an average asking rental rate of $788/unit. August delinquency was 3.9%. A 2021 operating and capital budget has been

	completed.

44	307880044	MF	GA	08/06/18	7

The subject is a 258 unit student property, built in 1975, renovated in 2016 and located in Columbus, GA. Greenhill Apartments sits in the East/South submarket of the Columbus Market. The East/South submarket has seen an decrease in vacancy over the past 5 years and positive rent growth over the past 12 months. The submarket has a total of 6,173 units, an average vacancy rate of 8.9%, and average asking rents of $657/unit. Occupancy at the subject property is reported at 100% as of September 2021. A shuttle bus has been purchased to move students to and from campus. The campus is open for in-person classes in the Fall of 2021. Enrollment at Columbus State University has been increasing over the past two years and is expected to continue growing. The property was foreclosed on January 2, 2019 and the Trust has taken title. The asset will be stabilized. Delinquency was 1.4% in August 2021. A 2021-2022

	budget is in process.

49	307880049	LO	PA	07/21/20	7

COVID- The loan transferred to special servicing effective 7/21/2020 due to payment default. The 81-room lodging property was built in 2012 and is located in Harrisburg, PA. The latest inspection found the hotel in good condition. Borrower has decid ed to walk away and hand over the keys. Receivership was appointed to Coakley Williams on 1/25/2021. A foreclosure sale occurred in April 2021. Title was received in June 2021. SS is evaluating REO options to maximize recovery to lender. TTM August 2 021 achieved 31.7% occupancy, $93.25 ADR and $29.57 RevPAR (compared to $39.78 TTM 2020 and $72.27 TTM 2019). TTM RevPAR Index of 69.5 compares to 119.2 TTM 2020 and 119.8 in TTM 2019. The trailing

	three month RevPAR Index is down year-over-year, fro m 94.0 in 2020 to 80.1 in 2021.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
50	307880050	LO	MA	11/23/20	1

COVID - The loan transferred to special servicing effective 11/23/20 for payment default. The 73-room hotel in Milford, MA was built in 2001 and renovated in 2015. The hotel was inspected on 12/9/2020 and found to be in good condition.

TTM July 2021 indicates 47.0% occupancy, $69.33 ADR, and $32.60 RevPAR (compares to 48.6%, $92.07 and $44.76 for TTM July 2020). TTM July 2021 RevPAR Index of 87.8 compares to 86.5 TTM 2020 and 91.3 TTM 2019. The trailing three-month RevPAR Index changed year-over-year from 87.4 in 2020 to 86.5 in 2021. The Borrower requested relief. After multiple discussions over several months, modification terms were agreed to, however, the Borrower balked at executing the agreement. The Borrower has represent ed that a revised relief proposal will be submitted before Labor Day. The special servicer will consider the revised proposal, but is dual tracking foreclosure and has identified a receiver.

52	307880052	LO	OH	06/02/20	2

COVID - The loan transferred to special servicing effective 6/2/20 for imminent monetary default. The loan is secured by a 136-room lodging property located in Middleburg Heights, OH. The property was built in 1989 and renovated in 2015. The most rec ent property inspection found the asset in good condition with some deferred maintenance due to recent neglect. The hotel was shutdown by city officials in November 2020 due to a serious hazard order. A receiver was appointed in

December 2020. The re ceiver fixed the issues and was able to reopen the hotel in mid-April 2021. Title is expected in Q1 2022. The trailing three month RevPAR Index is up year-over-year, from 46.8 in 2020 to 52.0 in 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	307880014	0.00	5.71000%	0.00	5.71000%	10	05/04/20	05/01/20	06/11/20
19	300571717	3,279,366.11	5.73000%	3,279,366.11	5.73000%	10	06/23/20	07/06/20	08/11/20
19A	300571718	15,459,868.41	5.73000%	15,459,868.41	5.73000%	10	06/23/20	07/06/20	08/11/20
42	307880042	7,393,366.48	5.42600%	7,393,366.48	5.42600%	10	07/17/20	05/06/20	09/11/20
48	307880048	6,625,908.43	5.63000%	6,625,908.43	5.63000%	10	08/18/20	08/05/20	09/11/20
50	307880050	5,632,627.00	5.05000%	5,632,627.00	5.05000%	10	07/27/20	06/01/20	09/11/20
Totals		38,391,136.43		38,391,136.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	307500014 09/17/21	28,462,367.21	100,850,000.00	27,636,390.81	3,041,552.08	27,636,390.81	24,594,838.73	3,867,528.48	0.00	0.00	3,867,528.48	13.11%
58	307880058 04/17/19	4,007,486.76	5,950,000.00	4,387,548.83	380,062.07	4,387,548.83	4,007,486.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		32,469,853.97	106,800,000.00	32,023,939.64	3,421,614.15	32,023,939.64	28,602,325.49	3,867,528.48	0.00	0.00	3,867,528.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	307500014	09/17/21	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48
58	307880058	04/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	4,260.93	0.00	0.00	20,044.63	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,178.63	0.00	0.00	11,386.06	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	(43,966.02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,285.80	0.00	0.00	24,796.75	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	1,531.60	0.00	0.00	8,069.27	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	1,189.72	0.00	0.00	6,041.70	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	1,152.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	1,078.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(27,287.60)	0.00	0.00	70,338.41	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,050.81

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30